Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued	$ 635,237
Projected cash flows forecast period	3 years
Impairment charge of intangible assets	$ 36,300
Impairment charge of tangible assets	700
Senior Convertible Notes | February 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued	250,000
Senior Convertible Notes | April 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued	400,000
Senior Convertible Notes | November 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued	600,000
Direct Consumer-facing Channels and Farfetch Level 1 Access Button
Disclosure Of Accounting Judgments And Estimates [Line Items]
Impairment charge of intangible assets	5,800
New Guards
Disclosure Of Accounting Judgments And Estimates [Line Items]
Reduction in carrying value of intangible brand assets and corporate right-of-use assets	$ 30,500
Bottom of Range
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period	5 years
Top of Range
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period	9 years